Related-Party Agreements and Transactions (Details)					12 Months Ended
		Sep. 01, 2016 USD ($) lease_agreements renewal	Apr. 01, 2016 USD ($) renewal	Jan. 01, 2016	Dec. 31, 2015 USD ($) lease_agreements renewal	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Oct. 01, 2015 USD ($)	Mar. 01, 2015 USD ($)
Receivables from Related Party
Receivables from related party	[1]				$ 18,088,000	$ 8,499,000
Reconciliation of Net Transfers from Valero
Net transfers from Valero per statements of cash flows	[1]				77,284,000	181,227,000	$ 120,986,000
Related-Party Agreements and Transactions (Textual)
Prefunding of capital projects by Valero Energy Corporation	[1]				0	0	3,500,000
Base rent for lease agreement					$ 8,229,000
Lease Agreements [Member]
Related-Party Agreements and Transactions (Textual)
Duration of renewal option					30 years
Prior written notice					5 years
Majority Shareholder [Member]
Receivables from Related Party
Trade receivables – related party					$ 26,103,000	10,515,000
Due to related party					(8,015,000)	(2,016,000)
Receivables from related party					18,088,000	8,499,000
Reconciliation of Net Transfers from Valero
Net transfers from Valero per statements of partners’ capital	[2]				70,334,000	187,026,000	120,226,000
Less: Noncash transfers from Valero	[2]					5,799,000
Less: Noncash transfers to Valero	[2]				(6,950,000)		(760,000)
Net transfers from Valero per statements of cash flows	[2]				77,284,000	181,227,000	120,986,000
Operating Leases, Lease Revenue
Minimum rental revenues					128,468,000	16,806,000	206,000
Contingent rental revenues					22,949,000	5,520,000	18,318,000
Total lease revenues					151,417,000	22,326,000	18,524,000
Future Minimum Rentals to be Received on Noncancelable Lease Agreements
2016					194,078,000
2017					193,550,000
2018					193,550,000
2019					193,550,000
2020					194,078,000
Thereafter					821,539,000
Total minimum rental payments					$ 1,790,345,000
Majority Shareholder [Member] | Commercial Agreements [Member]
Related-Party Agreements and Transactions (Textual)
Agreement expiration date, initial term					Dec. 16, 2023
Number of renewal options | renewal					1
Duration of renewal option					5 years
Majority Shareholder [Member] | Omnibus Agreement [Member]
Related-Party Agreements and Transactions (Textual)
Annual administrative fee						$ 9,200,000		$ 11,200,000	$ 10,400,000
Prefunding of capital projects by Valero Energy Corporation							$ 3,500,000
Majority Shareholder [Member] | Services and Secondment Agreement [Member]
Related-Party Agreements and Transactions (Textual)
Duration of renewal option					1 year
Duration of agreement					10 years
Prior written notice					30 days
Majority Shareholder [Member] | Ground Lease Agreement [Member]
Related-Party Agreements and Transactions (Textual)
Agreement expiration date, initial term					Nov. 30, 2033
Base rent for lease agreement					$ 35,000
Majority Shareholder [Member] | Ground Lease Agreement [Member] | Scenario, Forecast [Member]
Related-Party Agreements and Transactions (Textual)
Annual base rent increase factor for lease agreement				101.50%
Texas Crude Systems Business [Member] | Majority Shareholder [Member] | Commercial Agreements [Member]
Related-Party Agreements and Transactions (Textual)
Agreement expiration date, initial term					Jul. 01, 2024
Number of renewal options | renewal					1
Duration of renewal option					5 years
Houston and St. Charles Terminal Services Business [Member] | Majority Shareholder [Member] | Commercial Agreements [Member]
Related-Party Agreements and Transactions (Textual)
Agreement expiration date, initial term					Mar. 01, 2025
Houston and St. Charles Terminal Services Business [Member] | Majority Shareholder [Member] | Lease Agreements [Member]
Related-Party Agreements and Transactions (Textual)
Agreement expiration date, initial term					Mar. 01, 2025
Number of renewal options | renewal					4
Base rent for lease agreement					$ 6,400,000
Number of lease agreements | lease_agreements					2
Duration of renewal option, lease and access agreements					5 years
Houston Terminal Agreement [Member] | Majority Shareholder [Member] | Commercial Agreements [Member]
Related-Party Agreements and Transactions (Textual)
Number of renewal options | renewal					1
Duration of renewal option					5 years
St. Charles Terminal Agreement [Member] | Majority Shareholder [Member] | Commercial Agreements [Member]
Related-Party Agreements and Transactions (Textual)
Agreement expiration date, renewal term					Jan. 31, 2030
St. Charles Terminal Agreement [Member] | Majority Shareholder [Member] | Lease Agreements [Member]
Related-Party Agreements and Transactions (Textual)
Agreement expiration date, renewal term					Dec. 31, 2044
Corpus Christi Terminal Services Business [Member] | Majority Shareholder [Member] | Lease Agreements [Member]
Related-Party Agreements and Transactions (Textual)
Agreement expiration date, initial term					Oct. 01, 2025
Number of renewal options | renewal					4
Base rent for lease agreement					$ 1,700,000
Number of lease agreements | lease_agreements					2
Duration of renewal option, lease and access agreements					5 years
Corpus Christi Terminal Agreement [Member] | Majority Shareholder [Member] | Commercial Agreements [Member]
Related-Party Agreements and Transactions (Textual)
Agreement expiration date, initial term					Oct. 01, 2025
Number of renewal options | renewal					1
Duration of renewal option					5 years
Subsequent Event [Member] | Majority Shareholder [Member] | Omnibus Agreement [Member]
Related-Party Agreements and Transactions (Textual)
Annual administrative fee		$ 12,500,000	$ 11,700,000
Subsequent Event [Member] | McKee Terminal Services Business [Member] | Majority Shareholder [Member] | Commercial Agreements [Member]
Related-Party Agreements and Transactions (Textual)
Agreement expiration date, initial term			Apr. 01, 2026
Number of renewal options | renewal			1
Duration of renewal option			5 years
Subsequent Event [Member] | McKee Terminal Services Business [Member] | Majority Shareholder [Member] | Lease Agreements [Member]
Related-Party Agreements and Transactions (Textual)
Agreement expiration date, initial term			Apr. 01, 2026
Number of renewal options | renewal			4
Base rent for lease agreement			$ 594,000
Duration of renewal option, lease and access agreements			5 years
Subsequent Event [Member] | Meraux and Three Rivers Terminal Services Business [Member] | Majority Shareholder [Member] | Commercial Agreements [Member]
Related-Party Agreements and Transactions (Textual)
Agreement expiration date, initial term		Sep. 01, 2026
Number of renewal options | renewal		1
Duration of renewal option		5 years
Subsequent Event [Member] | Meraux and Three Rivers Terminal Services Business [Member] | Majority Shareholder [Member] | Lease Agreements [Member]
Related-Party Agreements and Transactions (Textual)
Agreement expiration date, initial term		Sep. 01, 2026
Number of renewal options | renewal		4
Base rent for lease agreement		$ 971,000
Number of lease agreements | lease_agreements		2
Duration of renewal option, lease and access agreements		5 years

[1]	Financial information has been retrospectively adjusted for the acquisition of the Meraux and Three Rivers Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.
[2]	Financial information has been retrospectively adjusted for the acquisition of the Meraux and Three Rivers Terminal Services Business.